Business and Credit Concentrations	12 Months Ended
Dec. 31, 2016
Business And Credit Concentrations [Abstract]
Business and Credit Concentrations
(23) Business and Credit Concentrations

(a) Almost all of the Group’s customers are located in the PRC. There is no individual customer with gross revenue more than 10% of total gross revenue during the year ended December 31, 2016, 2015 and 2014.

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2016 and 2015.

Percentage of accounts receivable outstanding (%)
December 31, 2016
Zhuhai City Nengdong Technology Optical Materials Co., Ltd.	24.2%

Percentage of accounts receivable outstanding (%)
December 31, 2015
Zhuhai City Nengdong Technology Optical Materials Co., Ltd.	19.3%
Yunnan Dexin Zhiye Co., Ltd.	18.3%
Celplast Metallized Products Limited	13.9%
Eternal Electronic Material (Guangzhou) Co., Ltd.	11.9%

(b) The Group purchased a significant portion of PET resin required for the production of BOPET film from Sinopec Yizheng Chemical Fibre Company Limited (“Sinopec Yizheng”) during the year ended December 31, 2016, 2015 and 2014. The Group believes that there are a limited number of suppliers in the PRC with the ability to consistently supply PET resin that meets the Group’s quality standards and requirements. Currently, the Group has an annual supply agreement with Sinopec Yizheng pursuant to which Sinopec Yizheng has agreed to supply fixed quantities of PET resin to the Group on a monthly basis at the prevailing market prices. The terms of such supply agreement are reviewed annually. Although the Group believes that it maintains a good relationship with its major suppliers, there can be no assurance that Sinopec Yizheng will continue to sell to the Group under normal commercial terms as and when needed.

The following are the vendors that supplied 10% or more of our raw materials for each of the year ended December 31, 2016, 2015 and 2014:

Supplier	Item	Percentage of total purchases (%)
		2016	2015	2014
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	60.3%	52.0%	60.0%
Weifang Power Supply Company.	Electric power	12.3%	12.8%	11.4%

The balance of advance to supplier to Sinopec Yizheng and Weifang Power Supply Company was RMB2,692 (US$388) and zero as of December 31, 2016, respectively.

The balance of advance to supplier to Sinopec Yizheng and Weifang Power Supply Company was RMB3,301 (US$787) and RMB0 as of December 31, 2015, respectively.

The balance of advance to supplier to Sinopec Yizheng and Weifang Power Supply Company was RMB3,468 and RMB0 as of December 31, 2014, respectively.

(c) Financial instruments that potentially subject the Company to concentrations of credit risk are cash and cash equivalents, accounts receivable and other receivables arising from its normal business activities. The Company places its cash and cash equivalents in what it believes to be credit-worthy financial institutions. The Company maintains large sums of cash in two major banks in China. The aggregate balance in such accounts as of December 31, 2016 was RMB10,460 (US $1,507). There is no insurance securing these deposits in China. The Company has a diversified customer base, most of which are in China.